Earnings (Loss) Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	¥ (513,475)	$ (74,446)	¥ (351,126)	¥ 416,732
Dilution effect arising from dividends declared on share awards of consolidated subsidiaries | ¥			(2,009)	(10,669)
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ (353,135)	¥ 406,063
Denominator:
Weighted average number of ordinary shares outstanding	1,443,682,305	1,443,682,305	1,430,052,602	1,402,509,386
Earnings (Loss) per share-basic | ¥ / shares			¥ (0.2469)	¥ 0.2895
Weighted Average Number of Shares Outstanding, Basic	1,443,682,305	1,443,682,305	1,430,052,602	1,402,509,386
Dilutive effect of Share-based awards			0	18,558,520
Conversion of Class B into Class A ordinary shares			0
Weighted Average Number of Shares Outstanding, Diluted	1,443,682,305	1,443,682,305	1,430,052,602	1,421,067,906
Earnings (Loss) per share-diluted | ¥ / shares			¥ (0.2469)	¥ 0.2857
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ (353,135)	¥ 406,063
Net income (loss) attributable to ordinary shareholders | ¥			¥ (353,135)	¥ 406,063
ADS
Denominator:
Weighted average number of ordinary shares outstanding			28,601,052	28,050,188
Earnings (Loss) per share-basic | ¥ / shares			¥ (12.3469)	¥ 14.4763
Weighted Average Number of Shares Outstanding, Basic			28,601,052	28,050,188
Weighted Average Number of Shares Outstanding, Diluted			28,601,052	28,421,358
Earnings (Loss) per share-diluted | ¥ / shares			¥ (12.3469)	¥ 14.2872
Common Class A [Member]
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	¥ (170,473)	$ (24,716)
Dilution effect arising from dividends declared on share awards of consolidated subsidiaries	(2,893)	(419)
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (173,366)	$ (25,135)
Denominator:
Weighted average number of ordinary shares outstanding	479,301,343	479,301,343
Earnings (Loss) per share-basic | (per share)	¥ (0.3617)	$ (0.0524)
Weighted Average Number of Shares Outstanding, Basic	479,301,343	479,301,343
Dilutive effect of Share-based awards	0	0
Conversion of Class B into Class A ordinary shares	964,380,962	964,380,962
Weighted Average Number of Shares Outstanding, Diluted	1,443,682,305	1,443,682,305
Earnings (Loss) per share-diluted | (per share)	¥ (0.3619)	$ (0.0525)
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (173,366)	$ (25,135)
Dilution effect arising from share-based awards issued by subsidiaries	(97)	(14)
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	(349,018)	(50,603)
Net income (loss) attributable to ordinary shareholders	¥ (522,481)	$ (75,752)
Common Class A [Member] | ADS
Denominator:
Weighted average number of ordinary shares outstanding	28,873,646	28,873,646
Earnings (Loss) per share-basic | (per share)	¥ (18.0854)	$ (2.6221)
Weighted Average Number of Shares Outstanding, Basic	28,873,646	28,873,646
Weighted Average Number of Shares Outstanding, Diluted	28,873,646	28,873,646
Earnings (Loss) per share-diluted | (per share)	¥ (18.0954)	$ (2.6236)
Common Class B [Member]
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	¥ (343,002)	$ (49,731)
Dilution effect arising from dividends declared on share awards of consolidated subsidiaries	(5,822)	(844)
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (348,824)	$ (50,575)
Denominator:
Weighted average number of ordinary shares outstanding	964,380,962	964,380,962
Earnings (Loss) per share-basic | (per share)	¥ (0.3617)	$ (0.0524)
Weighted Average Number of Shares Outstanding, Basic	964,380,962	964,380,962
Dilutive effect of Share-based awards	0	0
Weighted Average Number of Shares Outstanding, Diluted	964,380,962	964,380,962
Earnings (Loss) per share-diluted | (per share)	¥ (0.3619)	$ (0.0525)
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (348,824)	$ (50,575)
Dilution effect arising from share-based awards issued by subsidiaries	(194)	(28)
Net income (loss) attributable to ordinary shareholders	¥ (349,018)	$ (50,603)